RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets measured at fair value:
Cash and cash equivalents	$ 530	$ 358	$ 431	$ 489	$ 549	$ 352
Restricted cash	392		283
Investments in debt and equity securities	187		175
Property, plant and equipment	44,646		44,590
Liabilities measured at fair value:
Contingent consideration	0		(1)
Liabilities for which fair value is disclosed [Abstract]
Total	24,002		24,227
Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,394)		(2,448)
Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(18,590)		(17,991)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	87		135
Liabilities measured at fair value:
Financial instrument liabilities	(185)		(33)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	23		0
Liabilities measured at fair value:
Financial instrument liabilities	(311)		(422)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	41		4
Liabilities measured at fair value:
Financial instrument liabilities	(77)		(94)
Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	(347)		(402)
Investments in debt and equity securities | Debt securities
Assets measured at fair value:
Financial instrument assets	168		$ 155
Level 1
Assets measured at fair value:
Cash and cash equivalents	530
Restricted cash	392
Investments in debt and equity securities	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed [Abstract]
Total	(3,864)
Level 1 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,394)
Level 1 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,392)
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	89
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed [Abstract]
Total	(16,530)
Level 2 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 2 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(16,198)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	69
Liabilities measured at fair value:
Financial instrument liabilities	(166)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	23
Liabilities measured at fair value:
Financial instrument liabilities	(311)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	41
Liabilities measured at fair value:
Financial instrument liabilities	(77)
Level 2 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	98
Property, plant and equipment	44,646
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed [Abstract]
Total	44,396
Level 3 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	18
Liabilities measured at fair value:
Financial instrument liabilities	(19)
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	$ (347)